Summary of Significant Accounting Policies - Impact of correction (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Mortgage interest and fees to be reimbursed	$ 474
Mortgage loan origination licensing error fine to Maryland	12
Deferred income taxes	1,404	$ 2,115	$ 1,728
Other liabilities	5,833	9,307	5,716
Retained earnings	15,453	34,097	23,616
Total capital (to risk-weighted assets)
Actual, Amount		166,471	122,262
For capital adequacy purpose, Amount		108,576	71,585
To be well capitalized under prompt corrective action provisions, Amount		$ 103,405	$ 89,481
Actual, Ratio		16.10%	13.66%
For capital adequacy purpose, Ratio		10.50%	8.00%
To be well capitalized under prompt corrective action provisions, Ratio		10.00%	10.00%
Common equity tier 1 capital (to risk-weighted assets)
Actual, Amount		$ 115,934	$ 104,881
For capital adequacy purpose, Amount		72,384	40,266
To be well capitalized under prompt corrective action provisions, Amount		$ 67,214	$ 58,163
Actual, Ratio		11.21%	11.72%
For capital adequacy purpose, Ratio		7.00%	4.50%
To be well capitalized under prompt corrective action provisions, Ratio		6.50%	6.50%
Tier 1 capital (to risk-weighted assets)
Actual, Amount		$ 115,934	$ 104,881
For capital adequacy purpose, Amount		87,895	53,689
To be well capitalized under prompt corrective action provisions, Amount		$ 82,724	$ 71,585
Actual, Ratio		11.21%	11.72%
For capital adequacy purpose, Ratio		8.50%	6.00%
To be well capitalized under prompt corrective action provisions, Ratio		8.00%	8.00%
Tier 1 capital (to average assets)
Actual, Amount		$ 115,934	$ 104,881
For capital adequacy purpose, Amount		43,973	37,581
To be well capitalized under prompt corrective action provisions, Amount		$ 54,966	$ 46,977
Actual, Ratio		10.55%	11.16%
For capital adequacy purpose, Ratio		4.00%	4.00%
To be well capitalized under prompt corrective action provisions, Ratio		5.00%	5.00%
Capital conservation buffer (as a percent)		1.25%	1.875%
Reported
Total capital (to risk-weighted assets)
Actual, Amount			$ 122,577
For capital adequacy purpose, Amount			71,577
To be well capitalized under prompt corrective action provisions, Amount			$ 89,472
Actual, Ratio			13.70%
For capital adequacy purpose, Ratio			8.00%
To be well capitalized under prompt corrective action provisions, Ratio			10.00%
Common equity tier 1 capital (to risk-weighted assets)
Actual, Amount			$ 105,196
For capital adequacy purpose, Amount			40,262
To be well capitalized under prompt corrective action provisions, Amount			$ 58,157
Actual, Ratio			11.76%
For capital adequacy purpose, Ratio			4.50%
To be well capitalized under prompt corrective action provisions, Ratio			6.50%
Tier 1 capital (to risk-weighted assets)
Actual, Amount			$ 105,196
For capital adequacy purpose, Amount			53,683
To be well capitalized under prompt corrective action provisions, Amount			$ 71,577
Actual, Ratio			11.76%
For capital adequacy purpose, Ratio			6.00%
To be well capitalized under prompt corrective action provisions, Ratio			8.00%
Tier 1 capital (to average assets)
Actual, Amount			$ 105,196
For capital adequacy purpose, Amount			37,578
To be well capitalized under prompt corrective action provisions, Amount			$ 46,972
Actual, Ratio			11.20%
For capital adequacy purpose, Ratio			4.00%
To be well capitalized under prompt corrective action provisions, Ratio			5.00%
Revision State Licensing Mortgage Loan Originations | Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred income taxes	1,312		$ 1,636
Other liabilities	5,426		5,309
Retained earnings	15,768		23,931
Revision State Licensing Mortgage Loan Originations | Corrections
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred income taxes	92		92
Other liabilities	407		407
Retained earnings	$ (315)		$ (315)